Intangible assets - Goodwill Allocation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Goodwill	R$ 227,066	R$ 209,908
Moip
Disclosure of subsidiaries [line items]
Goodwill	148,218	148,218
Concil
Disclosure of subsidiaries [line items]
Goodwill	20,731	20,731
Netpos Serviços de Informática S.A.
Disclosure of subsidiaries [line items]
Goodwill	17,158	0
Biva Serviços [Member]
Disclosure of subsidiaries [line items]
Goodwill	14,627	14,627
Banco Seguro
Disclosure of subsidiaries [line items]
Goodwill	12,612	12,612
PagSeguro Tecnologia [Member]
Disclosure of subsidiaries [line items]
Goodwill	6,570	6,570
Zygo
Disclosure of subsidiaries [line items]
Goodwill	5,768	5,768
Yami
Disclosure of subsidiaries [line items]
Goodwill	R$ 1,382	R$ 1,382